Payments, by Project - 12 months ended Jun. 30, 2024 - ZAR (R) R in Millions		Taxes	Royalties	Fees	Total Payments
Total		R 2,419	R 1,259	R 84	R 3,762
Avgold Limited [Member]
Total			18	1	19
Avgold Limited [Member] | Target 1 [Member]
Total	[1]		18	1	19
Chemwes (Proprietary) Limited [Member]
Total				1	1
Chemwes (Proprietary) Limited [Member] | Mine Waste Solutions [Member]
Total	[1]			1	1
Covalant Water Company (Proprietary) Limited [Member]
Total				1	1
Covalant Water Company (Proprietary) Limited [Member] | Mponeng [Member]
Total	[1],[2]			1	1
Freegold (Harmony) (Proprietary) Limited [Member]
Total		226	170	3	399
Freegold (Harmony) (Proprietary) Limited [Member] | Freegold [Member]
Total	[1],[3]	226	170	3	399
Golden Core Trade and Invest (Proprietary) Limited [Member]
Total		1,144	432	1	1,577
Golden Core Trade and Invest (Proprietary) Limited [Member] | Golden Core [Member]
Total	[1],[4]	1,144	432	1	1,577
Harmony Gold Mining Company Limited [Member]
Total		177	91	2	270
Harmony Gold Mining Company Limited [Member] | Harmony [Member]
Total	[1],[5]	177	91	2	270
Harmony Moab Khotsong Operations (Proprietary) Limited [Member]
Total		620	255	2	877
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | Moab Khotsong [Member]
Total	[1]	620	255	1	876
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | Moab Khotsong Uranium [Member]
Total	[1],[6]			1	1
Kalahari Goldridge Mining Company Limited [Member]
Total		38	48		86
Kalahari Goldridge Mining Company Limited [Member] | Kalgold [Member]
Total	[1]	38	48		86
Randfontein Estates Limited [Member]
Total		24	158	1	183
Randfontein Estates Limited [Member] | Randfontein Estates [Member]
Total	[1],[7]	24	158	1	183
Tswelopele Beneficiation Operation (Proprietary) Limited [Member]
Total		183		1	184
Tswelopele Beneficiation Operation (Proprietary) Limited [Member] | Phoenix [Member]
Total	[1]	183		1	184
Morobe Consolidated Goldfields Limited [Member]
Total		7	87	71	165
Morobe Consolidated Goldfields Limited [Member] | Hidden Valley [Member]
Total	[1],[8]	R 7	R 87	R 71	R 165

[1]	The disclosure has been done at a statutory entity level as this is the lowest level of disaggregation used for the payment of taxes and royalties.
[2]	Covalent forms part of the Mponeng segment extraction process.
[3]	Freegold consists of Tshepong North, Tshepong South and Joel operations.
[4]	Golden Core consists of Mponeng and Savuka Tailings operations.
[5]	Harmony consists of Masimong and Central Plant Reclamation operations.
[6]	As all payments for commodities are made in aggregate, the amounts have been included under gold, being the primary commodity for the group.
[7]	Randfontein Estates consist of Doornkop and Kusasalethu operations.
[8]
When payments are made in A$ or Kina, they were converted into Rand using the weighted average of exchange rates during the reporting period. The weighted average exchange rate for the period from July 1, 2023 to June 30, 2024 were 1R = 0.0815A$ and 1A$ = 2.4489Kina.